SHARE BASED COMPENSATION - Summary of share options activity (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Share Options
Outstanding, beginning balance		3,014,352	4,328,375	5,574,441
Granted		1,085,094	682,435	1,138,119
Exercised		(615,746)	(1,898,391)	(2,106,043)
Forfeited		(86,903)	(98,067)	(278,142)
Outstanding, ending balance	5,574,441	3,396,797	3,014,352	4,328,375
Vested and expected to vest		3,262,468
Exercisable		2,824,485
Weighted Average Exercise Price
Outstanding, beginning balance		$ 1.70	$ 1.88	$ 1.77
Granted		0.84	0.88	1.90
Exercised		0.72	1.74	1.46
Forfeited		1.49	3.30	2.89
Outstanding, ending balance	$ 1.77	1.61	$ 1.70	$ 1.88
Vested and expected to vest		1.56
Exercisable		$ 1.50
Weighted Average Remaining Contractual Years
Outstanding	5 years 6 months 18 days	6 years 5 months 19 days	5 years 9 months 29 days	5 years 10 months 2 days
Vested and expected to vest		6 years 5 months 5 days
Exercisable		6 years 2 months 16 days
Outstanding, Aggregate Intrinsic Value	$ 45,569	$ 15,919	$ 40,031	$ 56,743
Vested and expected to vest, Aggregate Intrinsic Value		15,469
Exercisable, Aggregate Intrinsic Value		$ 13,551